Operations and Reorganization - Initial public offering ("IPO") and followed offerings (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended										12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Apr. 30, 2019 CNY (¥) shares	Apr. 30, 2019 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Oct. 31, 2018 USD ($) shares	Apr. 30, 2018 CNY (¥) shares	Apr. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting offerings expenses											¥ 2,817,458	$ 431,794	¥ 1,647,711		¥ 4,952,606
Convertible senior notes aggregate principal amount | ¥											8,482,370		3,488,100
Convertible senior notes (the "2026 Notes") due 2026 [Member]
Operations and Reorganization [Line Items]
Convertible senior notes aggregate principal amount | $						$ 500,000
Convertible senior notes (the "2027 Notes") due 2027 [Member]
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting commissions and offerings expenses											¥ 5,594,800	$ 786,100
Convertible senior notes aggregate principal amount | $		$ 800,000
Notes And Primary Offering [Member] | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Operations and Reorganization [Line Items]
Proceeds from common stock and notes issued net of issuance cost													¥ 5,003,800	$ 733,900
Class Z Ordinary Shares
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)			17,310,696	17,310,696			25,063,451	25,063,451	42,000,000	42,000,000
Class Z Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)											17,310,696	17,310,696
Net proceeds from the offering, after deducting offerings expenses											¥ 2,817,500	$ 399,400
Class Z Ordinary Shares | IPO [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)									42,000,000	42,000,000					25,063,451
ADSs
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)			17,310,696	17,310,696			25,063,451	25,063,451
ADSs | Convertible senior notes (the "2026 Notes") due 2026 [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)					14,173,813	14,173,813
ADSs | IPO [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)									42,000,000	42,000,000
Price per share | $ / shares										$ 11.50
American Depository Shares Class Z Common Stock
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)									42,000,000	42,000,000
Price per share | $ / shares										$ 11.50
Net proceeds from the offering, after deducting offerings expenses			¥ 2,817,500	$ 399,400			¥ 2,170,800	$ 317,200
Proceeds from common stock and notes issued net of issuance cost					¥ 1,647,700	$ 245,700
American Depository Shares Class Z Common Stock | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Operations and Reorganization [Line Items]
Proceeds from common stock and notes issued net of issuance cost	¥ 5,594,800	$ 786,100
American Depository Shares Class Z Common Stock | Notes And Primary Offering [Member] | Convertible senior notes (the "2026 Notes") due 2026 [Member]
Operations and Reorganization [Line Items]
Price per share | $ / shares						$ 18.00
Proceeds from common stock and notes issued net of issuance cost					¥ 733,900	$ 5,003,800
American Depository Shares Class Z Common Stock | IPO [Member]
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting commissions and offerings expenses									¥ 2,781,800	$ 443,300